Stock-Based Compensation (Details) - shares	1 Months Ended
	Sep. 30, 2011	Mar. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares of common stock reserved for issuance	6,277,777
Additional shares of common stock reserved for issuance	265,597	90,000
Increase in shares reserved for issuance as percentage of total number of shares of common stock outstanding	5.00%
Maximum annual increase	2,500,000
2024 Incentive Compensation Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares of common stock reserved for issuance		3,983,334